Acquisitions (Voltaren Gel) (Narrative) (Details) - USD ($)	Jul. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 4,450,082,000	$ 4,729,395,000	$ 7,299,354,000
Voltaren Gel
Business Acquisition [Line Items]
Aggregate consideration transferred	$ 162,700,000
Payments to acquire business	16,200,000
Contingent consideration	146,000,000
Net identifiable assets acquired	162,700,000
Goodwill	0
Finite-lived intangible assets acquired	$ 162,700,000
Estimated useful life	7 years